STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Class A
Conversion units included in subscriptions | shares	24,597,496
Conversion amount included in subscriptions | $	$ 40,123,556
Class C
Conversion units included in redemptions | shares	27,803,430
Conversion amount included in redemptions | $	$ 40,123,556